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                       UNITED STATES                       OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION     -----------------------------
                   Washington, D.C. 20549          OMB Number:  3235-0456
                                                   Expires: July 31, 2006
                                                   Estimated average burden
                                                   hours per response..........2
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                         FORM 24F-2
              ANNUAL NOTICE OF SECURITIES SOLD
                 PURSUANT TO RULE 24F-2

       Read instructions at end of Form before preparing Form.


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      1. Name and address of issuer:

            REGIONS MORGAN KEEGAN SELECT FUNDS
            50 North Front Street
            Memphis, Tennessee  38103

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      2.    The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
            classes):     [ X ]

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      3.    Investment Company Act File Number:

            811-06511

            Securities Act File Number:

            33-44737

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      4(a). Last day of fiscal year for which this Form is filed:

            November 30, 2005

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      4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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      4(c)  [ ] Check box if this is the last time the issuer will be filing this Form.

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
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      5.    Calculation of registration fee:

         (i)    Aggregate sale price of securities sold                                       $2,339,242,540
                during the fiscal year pursuant to                                            ------------------
                section 24(f):

         (ii)   Aggregate price of securities redeemed
                or repurchased during the fiscal year:                     $2,300,387,439
                                                                           ---------------

         (iii)  Aggregate price of securities redeemed                     $  265,772,868*
                or repurchased during any PRIOR fiscal                     ----------------
                year ending no earlier than October 1,
                1995 that were not previously used to
                reduce registration fees payable to the
                Commission:

         (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:              -$2,566,160,307
                                                                                              -----------------

         (v)    Net sales - if item 5(i) is greater                                           $ 0
                than Item 5(iv) [subtract item 5(iv)                                          --------------------
                from Item 5(i)]:

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         (vi)   Redemption credits available for use in                    $(226,917,767)
                future years  -- if Item 5(i) is less                      --------------
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:

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         (vii)  Multiplier for determining registration fee                                   X $0.0001070
                (See Instruction C.9):                                                          ----------

         (viii) Registration fee due [multiply Item 5(v)                                      =   $0.00
                by Item 5(vii)] (enter "0" if no                                               =============
                fee is due):

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      6.    Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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

      7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                +$     0
                                                                 --------------

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      8.    Total of the amount of the registration fee due
            plus any interest due [line 5(viii) plus line 7]:

                                                             = $        0
                                                                ===============

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      9.    Date the registration fee and any interest payment was sent to the
            Commission's lockbox depository:  N/A

                Method of Delivery:

                        [ ]    Wire Transfer
                        [ ]    Mail or other means

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* This amount represents the redemption credits available from the Issuers Form
24f-2 for the fiscal year ended November 30, 2004 less the redemption credits attributable to Regions Morgan Keegan Select Government Money Market Fund, a series of the Issuer that was merged into Regions Morgan Keegan Select LEADER Money Market Fund on November 18, 2005 and ceased operations on that date, pursuant to its Form 24f-2 for the period ended November 18, 2005, plus redemption credits attributable to Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund, two other series of the Issuer, pursuant to the Issuers Form 24f-2 for the fiscal year ended August 31, 2005. On September 1, 2005 Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund changed their fiscal year end to November 30.



                                   SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Charles D. Maxwell
                             ---------------------------------
                                 Charles D. Maxwell, Secretary



Date: February 24, 2006


  *Please print the name and title of the signing officer below the signature.